ACQUISITIONS AND DISPOSITIONS - ACQUISITIONS (Details) CAD in Millions, $ in Millions					1 Months Ended					12 Months Ended
	Feb. 27, 2015 USD ($)	Feb. 27, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Nov. 30, 2015 USD ($) MW	Nov. 30, 2015 CAD MW	Dec. 31, 2014 CAD	Oct. 31, 2014 CAD	Jul. 31, 2013 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Nov. 30, 2015 CAD	Feb. 27, 2015 CAD	Dec. 31, 2012	Dec. 31, 2011
Purchase price:
Cash consideration										CAD 106		CAD 394
Magic Valley and Wildcat Wind Farms
ACQUISITIONS AND DISPOSITIONS
Ownership interest acquired (as a percent)				80.00%			80.00%					80.00%
Fair value of net assets acquired:
Property, plant and equipment				CAD 747			CAD 747					CAD 747
Intangible assets				12			12					12
Other long-term liabilities				(14)			(14)					(14)
Noncontrolling interests (Note 20)				(351)			(351)					(351)
Net assets acquired				CAD 394			CAD 394					CAD 394
Percentage of non-controlling interests remaining for determining fair value of non-controlling interest				20.00%			20.00%					20.00%
Purchase price:
Cash consideration			$ 340	CAD 394
Additional information
Revenues since date of acquisition												CAD 0
Earnings since date of acquisition												0
Increase in revenues from acquisition											$ 58	64	$ 43	CAD 44
Increase (decrease) in earnings from acquisition											$ 7	CAD 8	$ (2)	CAD (2)
Midstream Business
Fair value of net assets acquired:
Property, plant and equipment																		CAD 69
Intangible assets																		40
Net assets acquired																		109
Purchase price:
Cash consideration	$ 85	CAD 106
Contingent consideration	$ 2														$ 2	CAD 3		3
Additional information
Revenues since date of acquisition										2
Earnings since date of acquisition										CAD 0
Contingent future payment earnout period	5 years	5 years
Midstream Business | Maximum
Purchase price:
Contingent consideration	$ 17																	CAD 21
New Creek Wind Project
ACQUISITIONS AND DISPOSITIONS
Ownership interest acquired (as a percent)					100.00%												100.00%
Fair value of net assets acquired:
Property, plant and equipment					$ 26												CAD 35
Purchase price:
Cash consideration					$ 36	CAD 48
Additional information
Wind project capacity | MW					103	103
Massif du Sud Wind Project
ACQUISITIONS AND DISPOSITIONS
Ownership interest acquired (as a percent)				30.00%			30.00%					30.00%							50.00%
Fair value of net assets acquired:
Property, plant and equipment				CAD 97			CAD 97					CAD 97
Purchase price:
Cash consideration							CAD 102
Additional information
Ownership Interest (as a percent)				80.00%			80.00%					80.00%
Lac Alfred Wind Project
ACQUISITIONS AND DISPOSITIONS
Ownership interest acquired (as a percent)								17.50%												50.00%
Fair value of net assets acquired:
Property, plant and equipment								CAD 115
Purchase price:
Cash consideration								CAD 121
Additional information
Ownership Interest (as a percent)								67.50%
Saint Robert Bellarmin Wind Project
ACQUISITIONS AND DISPOSITIONS
Ownership interest acquired (as a percent)									50.00%
Fair value of net assets acquired:
Property, plant and equipment									CAD 100
Purchase price:
Cash consideration									CAD 106